SCHEDULE OF PREFERRED SHARES ACTIVITIES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Accretion on Preferred Shares to redemption value			$ 43,914,707		$ 25,296,874
Treasury Stock, Preferred [Member]
Balances at December 31, 2023		$ 322,542,263	$ 113,462,707		$ 80,052,562
Balance, shares		70,447,928	27,403,404		24,709,527	[1]
Issuance of Preferred Shares					$ 14,780,563
Balance, shares					2,693,877
Accretion on Preferred Shares to redemption value		$ 35,930,979	$ 43,914,707		$ 25,296,874
Exchange rate difference		(2,726,807)	(2,835,151)		(6,667,292)
Acquisition of Ninjas in Pyjamas			$ 168,000,000
Balance, shares			43,044,524
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO		$ (355,746,435)
Balance, shares		(70,447,928)
Initial fair value of redeemable non-controlling interests		$ 2,841,123
Net income attributed to redeemable non-controlling interests		119,123
Exchange rate difference		(1,691)
Balances at December 31, 2024		$ 2,958,555	$ 322,542,263		$ 113,462,707
Balance, shares			70,447,928		27,403,404
Treasury Stock, Preferred [Member] | Preferred Class A [Member]
Balances at December 31, 2023		$ 114,893,066	$ 97,400,393		$ 80,052,562
Balance, shares	[1]	24,709,527	24,709,527		24,709,527
Issuance of Preferred Shares
Accretion on Preferred Shares to redemption value		$ 11,381,375	$ 20,327,824		24,022,305
Exchange rate difference		(2,726,807)	(2,835,151)		(6,674,474)
Acquisition of Ninjas in Pyjamas
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO		$ (123,547,634)
Balance, shares		(24,709,527)
Initial fair value of redeemable non-controlling interests
Net income attributed to redeemable non-controlling interests
Exchange rate difference
Balances at December 31, 2024			$ 114,893,066		$ 97,400,393
Balance, shares			24,709,527	[1]	24,709,527	[1]
Treasury Stock, Preferred [Member] | Preferred Class B [Member]
Balances at December 31, 2023		$ 16,766,736	$ 16,062,314
Balance, shares	[1]	2,693,877	2,693,877
Issuance of Preferred Shares					$ 14,780,563
Balance, shares					2,693,877
Accretion on Preferred Shares to redemption value		$ 209,445	$ 704,422		$ 1,274,569
Exchange rate difference					7,182
Acquisition of Ninjas in Pyjamas
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO		$ (16,976,181)
Balance, shares		(2,693,877)
Initial fair value of redeemable non-controlling interests
Net income attributed to redeemable non-controlling interests
Exchange rate difference
Balances at December 31, 2024			$ 16,766,736		$ 16,062,314
Balance, shares			2,693,877	[1]	2,693,877	[1]
Treasury Stock, Preferred [Member] | Preferred Class B-1 [Member]
Balances at December 31, 2023		$ 190,882,461
Balance, shares		43,044,524
Issuance of Preferred Shares
Accretion on Preferred Shares to redemption value		$ 24,340,159	$ 22,882,461
Exchange rate difference
Acquisition of Ninjas in Pyjamas			$ 168,000,000
Balance, shares			43,044,524
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO		$ (215,222,620)
Balance, shares		(43,044,524)
Initial fair value of redeemable non-controlling interests
Net income attributed to redeemable non-controlling interests
Exchange rate difference
Balances at December 31, 2024			$ 190,882,461
Balance, shares			43,044,524
Redeemable Non Controlling Interests [Member]
Balances at December 31, 2023
Issuance of Preferred Shares
Accretion on Preferred Shares to redemption value
Exchange rate difference
Acquisition of Ninjas in Pyjamas
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO
Initial fair value of redeemable non-controlling interests		2,841,123
Net income attributed to redeemable non-controlling interests		119,123
Exchange rate difference		(1,691)
Balances at December 31, 2024		$ 2,958,555

[1]	The shares are presented on a retroactive basis to reflect the stock split (Note 16)